STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 88,677,532	$ 84,380,032
Net Assets	88,677,532	84,380,032
NET ASSETS, representing:
Equity of contract owners	71,455,960	69,744,715
Equity of The Prudential Insurance Company of America	17,221,572	14,635,317
Net Assets	$ 88,677,532	$ 84,380,032
Portfolio shares held (in shares)	1,910,381	1,910,381
Portfolio net asset value per share (in dollars per share)	$ 46.42	$ 44.17
Contract owner units outstanding (in shares)	21,671,015	22,071,934